Other disclosures - Risk Management and Principal Risks - Movement in gross exposures and impairment allowance including reconciliation of ECL (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ 240		£ (399)	£ (124)
Exchange and other adjustments	123		145
Credit impairment (releases)/charges	(653)	[1]	4,838	1,912
Post write-off recoveries	66		35
Financial assets	1,360,339		1,329,242
Total contingent liabilities and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(306)		(364)
Post write-off recoveries			35
Loans and advances
Loans and advances at amortised cost
Opening/Beginning balance	9,399
Closing/Ending balance	6,284		9,399
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(484)		4,163
Credit impairment (releases)/charges	(635)		4,685	1,904
Loans and advances | ECL from post-model adjustments
Loans and advances at amortised cost
Closing/Ending balance	(1,500)
Loans and advances | Total model ECL
Loans and advances at amortised cost
Closing/Ending balance	200
Loans and advances | ECL from non-modelled and other management adjustments
Loans and advances at amortised cost
Opening/Beginning balance	(300)
Closing/Ending balance	(200)		(300)
Home loans
Loans and advances at amortised cost
Opening/Beginning balance	538
Closing/Ending balance	475		538
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(42)		128
Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	6,083
Closing/Ending balance	4,160		6,083
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(16)		2,597
Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	2,778
Closing/Ending balance	1,649		2,778
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(426)		1,438
Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (releases)/charges	(18)		153
Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (releases)/charges	(514)		776
Financial assets	347,713		344,096
Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	160,185		154,911
Business activity in the year	33,991		23,266
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(9,437)		(7,093)
Final repayments	(14,440)		(10,877)
Disposals	(598)		0
Write-offs	(21)		(22)
Closing/Ending balance	169,680		160,185	154,911
Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	46,513		60,180
Business activity in the year	8,141		5,981
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(3,806)		(12,394)
Final repayments	(3,289)		(3,765)
Disposals	(287)		(1,880)
Write-offs	(1,450)		(1,609)
Closing/Ending balance	45,822		46,513	60,180
Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	144,269		130,332
Business activity in the year	36,861		30,833
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	93		17,575
Final repayments	(27,498)		(31,734)
Disposals	(1,669)		(2,404)
Write-offs	(365)		(333)
Closing/Ending balance	151,691		144,269	130,332
Carrying amount | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	155,200		180,300	149,300
Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	348,255		345,160
ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(6,284)		(9,399)
ECL | Total model ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(4,200)		(6,770)
ECL | ECL from individually assessed impairments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(524)		(902)		$ (1,400)
ECL | ECL from non-modelled and other management adjustments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,560)
ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	538		432
Business activity in the year	12		9
Refinements to models used for calculation	34		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(64)		138
Final repayments	24		19
Disposals	0		0
Write-offs	21		22
Closing/Ending balance	475		538	432
ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	5,700		4,884
Business activity in the year	200		178
Refinements to models used for calculation	(24)		309
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(21)		2,298
Final repayments	171		188
Disposals	205		172
Write-offs	1,450		1,609
Closing/Ending balance	4,029		5,700	4,884
ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	2,097		992
Business activity in the year	163		280
Refinements to models used for calculation	19		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(269)		1,268
Final repayments	339		110
Disposals	68		0
Write-offs	365		333
Closing/Ending balance	1,238		2,097	992
ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(114)		(165)	(24)
ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(542)		(1,064)
Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	138,639		135,713
Business activity in the year	32,744		22,548
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,131)		(6,195)
Final repayments	(12,039)		(9,060)
Disposals	(572)		0
Write-offs	0		0
Closing/Ending balance	148,058		138,639	135,713
Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	33,021		46,012
Business activity in the year	7,842		5,598
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2,793)		(9,678)
Final repayments	(2,579)		(3,291)
Disposals	0		(1,493)
Write-offs	0		0
Closing/Ending balance	37,840		33,021	46,012
Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	119,304		117,541
Business activity in the year	34,804		27,863
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(417)		13,828
Final repayments	(22,219)		(28,458)
Disposals	(1,303)		(2,394)
Write-offs	0		0
Closing/Ending balance	132,967		119,304	117,541
Stage 1 | Carrying amount | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	154,900		175,700	148,500
Stage 1 | Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	312,142		289,939
Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	33		22
Business activity in the year	7		7
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(50)		(9)
Final repayments	2		1
Disposals	0		0
Write-offs	0		0
Closing/Ending balance	19		33	22
Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	680		542
Business activity in the year	119		67
Refinements to models used for calculation	(5)		13
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,030)		(229)
Final repayments	40		67
Disposals	0		8
Write-offs	0		0
Closing/Ending balance	824		680	542
Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	320		143
Business activity in the year	95		46
Refinements to models used for calculation	8		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(268)		130
Final repayments	34		22
Disposals	15		0
Write-offs	0		0
Closing/Ending balance	363		320	143
Stage 1 | ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(6)		(11)	(12)
Stage 1 | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(217)		(256)
Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	19,312		17,043
Business activity in the year	1,243		714
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,090)		(841)
Final repayments	(2,009)		(1,509)
Disposals	(26)		0
Write-offs	0		0
Closing/Ending balance	19,500		19,312	17,043
Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	10,320		10,759
Business activity in the year	257		324
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(848)		(2,706)
Final repayments	(498)		(270)
Disposals	0		(183)
Write-offs	0		0
Closing/Ending balance	5,650		10,320	10,759
Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	21,374		10,432
Business activity in the year	1,774		2,336
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	721		3,811
Final repayments	(4,734)		(2,977)
Disposals	(203)		(10)
Write-offs	0		0
Closing/Ending balance	15,943		21,374	10,432
Lifetime expected credit losses | Stage 2 | Carrying amount | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets				800
Lifetime expected credit losses | Stage 2 | Carrying amount | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	157		4,400
Lifetime expected credit losses | Stage 2 | Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	34,815		52,891
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	84		64
Business activity in the year	5		2
Refinements to models used for calculation	(4)		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	12		42
Final repayments	4		3
Disposals	0		0
Write-offs	0		0
Closing/Ending balance	59		84	64
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,769		2,007
Business activity in the year	62		83
Refinements to models used for calculation	(33)		296
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	389		1,174
Final repayments	39		37
Disposals	0		20
Write-offs	0		0
Closing/Ending balance	1,701		2,769	2,007
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	711		302
Business activity in the year	18		149
Refinements to models used for calculation	11		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(68)		339
Final repayments	174		29
Disposals	6		0
Write-offs	0		0
Closing/Ending balance	255		711	302
Lifetime expected credit losses | Stage 2 | ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets				(2)
Lifetime expected credit losses | Stage 2 | ECL | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1)		(9)
Lifetime expected credit losses | Stage 2 | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(302)		(758)
Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	2,234		2,155
Business activity in the year	4		4
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(216)		(57)
Final repayments	(392)		(308)
Disposals	0		0
Write-offs	(21)		(22)
Closing/Ending balance	2,122		2,234	2,155
Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	3,172		3,409
Business activity in the year	42		59
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(165)		(10)
Final repayments	(212)		(204)
Disposals	(287)		(204)
Write-offs	(1,450)		(1,609)
Closing/Ending balance	2,332		3,172	3,409
Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	3,591		2,359
Business activity in the year	283		634
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(211)		(64)
Final repayments	(545)		(299)
Disposals	(163)		0
Write-offs	(365)		(333)
Closing/Ending balance	2,781		3,591	2,359
Lifetime expected credit losses | Stage 3 | Carrying amount | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	110		154	10
Lifetime expected credit losses | Stage 3 | Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	1,298		2,330
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	421		346
Business activity in the year	0		0
Refinements to models used for calculation	38		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(26)		105
Final repayments	18		15
Disposals	0		0
Write-offs	21		22
Closing/Ending balance	397		421	346
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,251		2,335
Business activity in the year	19		28
Refinements to models used for calculation	14		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	620		1,353
Final repayments	92		84
Disposals	205		144
Write-offs	1,450		1,609
Closing/Ending balance	1,504		2,251	2,335
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	1,066		547
Business activity in the year	50		85
Refinements to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	67		799
Final repayments	131		59
Disposals	47		0
Write-offs	365		333
Closing/Ending balance	620		1,066	547
Lifetime expected credit losses | Stage 3 | ECL | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(107)		(145)	(10)
Lifetime expected credit losses | Stage 3 | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(23)		(50)
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Write-offs	(1,836)		(1,964)	(1,883)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (releases)/charges	(121)		3,909
Post write-off recoveries	66		35	124
Impairment charges on loans and advances	1,770		1,929	£ 1,759
Financial assets	361,451		342,632
Financial assets at amortised cost | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	169,205		159,647
Financial assets at amortised cost | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	41,793		40,813
Financial assets at amortised cost | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	150,453		142,172
Financial assets at amortised cost | Carrying amount | Loans and advances
Loans and advances at amortised cost
Final repayments			(200)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	367,193		350,967
Financial assets at amortised cost | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	169,680		160,185
Financial assets at amortised cost | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Final repayments	(598)		(1,900)
Disposals	(287)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,900		2,000
Financial assets	45,822		46,513
Financial assets at amortised cost | Carrying amount | Credit cards, unsecured and other retail lending | Barclays Partner Finance
Loans and advances at amortised cost
Final repayments			(1,700)
Financial assets at amortised cost | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Final repayments	(1,700)		(2,400)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	151,691		144,269
Financial assets at amortised cost | Carrying amount | Wholesale loans | Barclays Asset Finance
Loans and advances at amortised cost
Final repayments	(700)
Financial assets at amortised cost | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(5,742)		(8,335)
Financial assets at amortised cost | ECL | Home loans
Loans and advances at amortised cost
Refinements to models used for calculation	34
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(475)		(538)
Financial assets at amortised cost | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Refinements to models used for calculation	(24)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(300)		(600)
Financial assets	(4,029)		(5,700)
Financial assets at amortised cost | ECL | Wholesale loans
Loans and advances at amortised cost
Refinements to models used for calculation	(19)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,238)		(2,097)
Financial assets at amortised cost | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(542)		(1,064)
Financial assets at amortised cost | Stage 1 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	317,659		289,931
Financial assets at amortised cost | Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	148,039		138,606
Financial assets at amortised cost | Stage 1 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	37,016		32,341
Financial assets at amortised cost | Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	132,604		118,984
Financial assets at amortised cost | Stage 1 | Carrying amount | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	318,865		290,964
Financial assets at amortised cost | Stage 1 | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	148,058		138,639
Financial assets at amortised cost | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	37,840		33,021
Financial assets at amortised cost | Stage 1 | Carrying amount | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	132,967		119,304
Financial assets at amortised cost | Stage 1 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,206)		(1,033)
Financial assets at amortised cost | Stage 1 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(19)		(33)
Financial assets at amortised cost | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(824)		(680)
Financial assets at amortised cost | Stage 1 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(363)		(320)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	39,078		47,442
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	19,441		19,228
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	3,949		7,551
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	15,688		20,663
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	41,093		51,006
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	19,500		19,312
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	5,650		10,320
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	15,943		21,374
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(2,015)		(3,564)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(59)		(84)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,701)		(2,769)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(255)		(711)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	4,714		5,259
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	1,725		1,813
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	828		921
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,161		2,525
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	7,235		8,997
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,122		2,234
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,332		3,172
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,781		3,591
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(2,521)		(3,738)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(397)		(421)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,504)		(2,251)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(620)		(1,066)
Transfers from Stage 1 to Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(7,672)		(8,724)
Transfers from Stage 1 to Stage 2 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(1,894)		(6,571)
Transfers from Stage 1 to Stage 2 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(6,115)		(12,531)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(2)		(1)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(78)		(134)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(19)		(35)
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	7,672		8,724
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	1,894		6,571
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	6,115		12,531
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	2		1
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	78		134
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	19		35
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	5,336		4,618
Transfers from Stage 2 to Stage 1 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	4,717		3,080
Transfers from Stage 2 to Stage 1 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	9,137		4,121
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	32		14
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	1,174		482
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	257		40
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(5,336)		(4,618)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(4,717)		(3,080)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(9,137)		(4,121)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(32)		(14)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(1,174)		(482)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(257)		(40)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(282)		(308)
Transfers to Stage 3 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(529)		(712)
Transfers to Stage 3 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(804)		(1,137)
Transfers to Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(22)		(25)
Transfers to Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(4)		(4)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(469)		(420)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(790)		(1,162)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(377)		(875)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(9)		(10)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(370)		(398)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(21)		(58)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	751		728
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	1,319		1,874
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	1,181		2,012
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	9		10
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	392		423
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	25		62
Transfers from Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	35		47
Transfers from Stage 3 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	55		76
Transfers from Stage 3 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	580		471
Transfers from Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	1		1
Transfers from Stage 3 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	26		39
Transfers from Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	23		22
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	203		219
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	32		67
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	410		247
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	5		2
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	19		12
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	22		13
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(238)		(266)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(87)		(143)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(990)		(718)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(6)		(3)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(45)		(51)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(45)		£ (35)
Debt securities classified at amortised cost | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Final repayments	£ (1,000)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.